Document Entity Information	Jan. 09, 2019
Risk/Return:
Document Type	497
Document Period End Date	Jan. 09, 2019
Entity Registrant Name	JNL VARIABLE FUND LLC
Entity Central Index Key	0001072428
Amendment Flag	false
Investment Company Type	N-1A
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 09, 2019
Prospectus Date	Apr. 30, 2018